Investments In Associates And Joint Ventures - Schedule of Amounts Recognised in Balance Sheet (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Investments In Associates And Joint Ventures [abstract]
Associates	S/ 250,282	S/ 250,053	S/ 286,403	S/ 490,702
Joint ventures	7,483	18,618	S/ 103,356	S/ 146,303
Investments in associates and joint ventures	S/ 257,765	S/ 268,671